Consolidated Statements of Changes in Equity	Issued capital [member] USD ($) shares	Equity reserve [member] USD ($)	Hedging reserve [member] USD ($)	Fair value reserve [member] USD ($)	Reserves convertible Debentures [member] USD ($)	Foreign currency reserves [member] USD ($)	Retained earnings [member] USD ($)	USD ($)
Equity at beginning of period at Dec. 31, 2017	$ 418,168,000	$ 14,726,000	$ 147,000	$ 27,000		$ 1,115,000	$ 129,401,000	$ 563,584,000
Equity at beginning of period, shares at Dec. 31, 2017 | shares	159,636,983
Net income for the period							33,990,000	33,990,000
Other comprehensive income (loss)			(156,000)	(69,000)				(225,000)
Comprehensive income for the year			(156,000)	(69,000)			33,990,000	33,765,000
Exercise of warrants	$ 1,890,000	(944,000)						946,000
Exercise of warrants, shares	204,462
Exercise of stock options	$ 21,000	(8,000)						$ 13,000
Exercise of stock options, shares	20,000							20,000
Shares issued for share units	$ 388,000	(388,000)
Shares issued for share units (in shares)	78,150
Share-based payments		4,496,000						$ 4,496,000
Subtotal of transactions with owners of the Company	$ 2,299,000	3,156,000						5,455,000
Subtotal of transactions with owners of the Company, shares | shares	302,612
Equity at end of period at Dec. 31, 2018	$ 420,467,000	17,882,000	(9,000)	(42,000)		1,115,000	163,391,000	602,804,000
Equity at end of period, shares at Dec. 31, 2018 | shares	159,939,595
Net income for the period							23,796,000	23,796,000
Other comprehensive income (loss)			(665,000)					(665,000)
Comprehensive income for the year			(665,000)				23,796,000	23,131,000
Shares issued for share units	$ 1,678,000	(1,678,000)
Shares issued for share units (in shares)	351,958
Share-based payments		4,666,000						4,666,000
Convertible debenture,net of tax (note 17(b )					$ 4,825,000			4,825,000
Subtotal of transactions with owners of the Company	$ 1,678,000	2,988,000			4,825,000			9,491,000
Subtotal of transactions with owners of the Company, shares | shares	351,958
Equity at end of period at Dec. 31, 2019	$ 422,145,000	$ 20,870,000	$ (674,000)	$ (42,000)	$ 4,825,000	$ 1,115,000	$ 187,187,000	$ 635,426,000
Equity at end of period, shares at Dec. 31, 2019 | shares	160,291,553